Label	Element	Value
BNY Mellon Small/Mid Cap Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - BNY Mellon Small/Mid Cap Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 99.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap and mid cap companies. The fund currently considers small cap and mid cap companies to be those companies with market capitalizations that are within the market capitalization range of the smallest company included in the Russell 2000 Index and the largest company included in the Russell Midcap Index. This corresponds to companies with market capitalizations as of November 30, 2016 of between approximately $133 million and $49.2 billion. As of November 30, 2016, the weighted average market capitalizations of the Russell 2000 Index and the Russell Midcap Index were approximately $2.0 billion and $13.2 billion, respectively, and the median market capitalizations of the Russell 2000 Index and the Russell Midcap Index were approximately $780 million and $6.5 billion, respectively. The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser that invest primarily in equity securities issued by small cap and mid cap companies. The fund is designed to provide exposure to various small cap and mid cap equity portfolio managers and investment strategies and styles. The fund invests principally in common stocks. The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including up to 10% of its assets in the equity securities of issuers located in emerging market countries.

The fund's investment adviser determines the investment strategies and sets the target allocations and ranges. The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the date of this prospectus were as follows:

Investment Strategy	Target	Range
Opportunistic Small/Mid Cap Strategy	40%	0% to 50%
Small/Mid Cap Value Strategy	35%	0% to 40%
Small/Mid Cap Growth Strategy	25%	0% to 40%

The investment adviser has the discretion to change the investment strategies and the target allocations and ranges when the investment adviser deems it appropriate.

The portion of the fund's assets allocated to the Opportunistic Small/Mid Cap Strategy normally is invested primarily in equity securities of small cap and mid cap companies. In constructing this portion of the fund's portfolio, the portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation catalyst. The portfolio managers responsible for the Opportunistic Small/Mid Cap Strategy select securities that are believed to have attractive reward to risk opportunities and may actively adjust this portion of the fund's portfolio to reflect new developments.

The portion of the fund's assets allocated to the Small/Mid Cap Value Strategy normally is invested primarily in equity securities of small cap and mid cap value companies. In constructing this portion of the fund's portfolio, the portfolio managers employ a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic value. The portfolio managers responsible for the Small/Mid Cap Value Strategy focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a near-term or mid-term price increase.

The portion of the fund's assets allocated to the Small/Mid Cap Growth Strategy normally is invested primarily in equity securities of small cap and mid cap companies with favorable growth prospects. In constructing this portion of the fund's portfolio, the portfolio managers employ a growth-oriented investment style, which means the portfolio managers seek to identify those small cap and mid cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers responsible for the Small/Mid Cap Growth Strategy look for high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best. The portion of the fund's assets allocated to the Small/Mid Cap Growth Strategy does not have any limitations regarding portfolio turnover, and may have portfolio turnover rates significantly in excess of 100%.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Strategy allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Emerging market risk. The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies, potentially making prompt liquidation at an attractive price difficult. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Transaction settlement and dividend collection procedures also may be less reliable in emerging markets than in developed markets. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2500 ® Index. The table also compares the average annual total returns of the fund's Class M shares and Investor shares to those of additional indices to show how the fund's performance compares with the returns of an index of small to mid cap value stocks and an index of small to mid cap growth stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012 and April 28, 2014. From August 20, 2012 to April 28, 2014, the investment adviser selected securities for the fund using a disciplined investment process that combined quantitative modeling techniques, fundamental analysis and risk management. Prior to August 20, 2012, the investment adviser selected securities for the fund using proprietary computer models, along with fundamental analysis, to identify and rank stocks within industries or sectors, based on several characteristics, including value, growth and financial profile. Different investment strategies may lead to different performance results. The fund's performance for the periods from August 20, 2012 through April 27, 2014 and prior to August 20, 2012 shown in the bar chart and table reflects the fund's investment strategy in effect during those periods.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class M
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q4, 2010: 18.37% Worst Quarter Q3, 2011: -24.85% The year-to-date total return of the fund's Class M shares as of September 30, 2016 was 9.31%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date total return of the fund's Class M shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.85%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/15
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Russell 2500 Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.32%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Russell 2500 Value Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Russell 2500 Growth Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	none
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.13%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2010	rr_AnnualReturn2010	32.36%
Annual Return 2011	rr_AnnualReturn2011	(14.47%)
Annual Return 2012	rr_AnnualReturn2012	7.83%
Annual Return 2013	rr_AnnualReturn2013	31.60%
Annual Return 2014	rr_AnnualReturn2014	8.43%
Annual Return 2015	rr_AnnualReturn2015	(3.61%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.87%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Class M Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.05%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.31%
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Class M Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.83%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.04%
BNY Mellon Small/Mid Cap Multi-Strategy Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Investment advisory fees	rr_ManagementFeesOverAssets	0.75%
Other expenses - Shareholder services fees	rr_Component1OtherExpensesOverAssets	0.25%
Other expenses - Administration fees	rr_Component2OtherExpensesOverAssets	0.13%
Other expenses - Other expenses of the fund	rr_Component3OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.61%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009